Staff costs (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Wages and employee compensation	€ 6,573,278	€ 2,725,801
Social security costs	689,882	7,776
Total	€ 7,263,160	€ 2,733,577